UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/00
                                               _________________

Check here if Amendment [  ]; Amendment Number: _______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  New Providence Capital Management, L.L.C.
      _____________________________________________

Address:  4401 Northside Parkway, Suite 160, Atlanta, GA  30327
         _________________________________________________________

13F File Number:  28-04925
                  ____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lauren Templeton
       _________________________________________

Title:  Research Analyst
       _________________________________________

Phone:  (770) 333-0356
       _________________________________________

Signature, Place, and Date of Signing:

 /s/ Lauren Templeton          Atlanta, GA                    02/08/01
_________________________     ____________________________   _______________
[Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.    (Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
     [If there are no entries in this list, omit this section.]

     13F File Number                    Name

     28-_________________               __________________________

               [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         ______________

Form 13F Information Table Entry Total:        133
                                         ______________

Form 13F Information Table Value Total:      $69,940
                                         ______________
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
                                                                               |---INVESTMENT----|   OTHER   |------VOTING------|
                                                                                   DISCRETION       MANAGER        AUTHORITY
NAME OF ISSUER                     TITLE                    FAIR
                                   OF        CUSIP          MARKET
                                   CLASS     NUMBER         VALUE      SHARES  SOLE  DEFINED OTHER           SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Abercrombie & Fitch Co.            Common    002896207   2,620,000    131,000   X                         2,620,000
ADVO, Inc.                         Common    007585102      71,000      1,600   X                            71,000
Alliance Cap. Mgmt. Holding L.P.   Common    01855A101      75,938      1,500   X                            75,938
American Eagle Outfitters, Inc.    Common    02553E106   6,667,050    157,800   X                         6,667,050
Amphenol Corporation               Common    032095101      78,375      2,000   X                            78,375
Arnold Industries, Inc.            Common    042595108      73,800      4,100   X                            73,800
Arrow Electronics, Inc.            Common    042735100      59,981      2,100   X                            59,981
Avocent Corporation                Common    053893103      78,300      2,900   X                            78,300
AVX Corporation                    Common    002444107      40,938      2,500   X                            40,938
Aware, Inc.                        Common    05453N100      62,125      3,500   X                            62,125
BARRA, Inc.                        Common    068313105      70,688      1,500   X                            70,688
Bell Microproducts, Inc.           Common    078137106      49,213      3,100   X                            49,213
Beni Stabili                       Common    5808135        23,238     48,000   X                            23,238
BJ Services Company                Common    055482103      75,763      1,100   X                            75,763
Boston Communications Group, Inc.  Common    100582105      80,838      2,900   X                            80,838
C&D Technologies, Inc.             Common    124661109      66,941      1,550   X                            66,941
Calpine Corporation                Common    131347106      85,500      1,900   X                            85,500
CDW Computer Centers, Inc.         Common    125129106      22,300        800   X                            22,300
Christiania Bank Og Kreditkasse    Common    N000030255    331,638     59,000   X                           331,638
Citigroup Inc.                     Common    172967101      71,488      1,400   X                            71,488
Columbia Sportswear Company        Common    198516106      84,575      1,700   X                            84,575
Comdisco, Inc.                     Common    200336105      64,050      5,600   X                            64,050
Compuware Corporation              Common    205638109   3,713,750    594,200   X                         3,713,750
Crossman Communities Inc.          Common    22764E109     993,300     47,300   X                           993,300
D.R. Horton, Inc.                  Common    23331A109      95,306      3,900   X                            95,306
Deltek Systems, Inc.               Common    24785A108     658,325    154,900   X                           658,325
Digital Lightwave, Inc.            Common    253855100      72,881      2,300   X                            72,881
DMC Stratex Networks, Inc.         Common    23322L106      60,000      4,000   X                            60,000
Dycom Industries, Inc.             Common    267475101      61,094      1,700   X                            61,094
Ecelon Corporation                 Common    30161N101      77,231      1,100   X                            77,231
Electro Scientific Industries, Inc Common    285229100      78,400      2,800   X                            78,400
ENSCO International Incorporated   Common    26874Q100      71,531      2,100   X                            71,531
FMC Corporation                    Common    302491303      71,625      1,000   X                            71,625
FSI International, Inc.            Common    302633102      33,500      4,000   X                            33,500
Furniture Brands Intl., Inc.       Common    360921100   5,031,831    238,900   X                         5,031,831
Glenayre Technologies, Inc.        Common    377899109      38,491     10,900   X                            38,491
Hollinger International Inc.       Common    435569108      71,438      4,500   X                            71,438
Hot Topic, Inc.                    Common    441339108      55,888      3,400   X                            55,888
Human Genome Sciences, Inc.        Common    444903108      55,450        800   X                            55,450
IDACORP, Inc                       Common    451107106      68,775      1,400   X                            68,775
InaCom Corp.                       Common    45323G109           5      4,500   X                                 5
Integrated Device Technology, Inc. Common    458118106      33,125      1,000   X                            33,125
International Game Technology      Common    459902102      67,200      1,400   X                            67,200
Interpool, Inc.                    Common    46062R108      87,019      5,100   X                            87,019
Inverness Medical Technology, Inc. Common    461268104      70,088      1,800   X                            70,088
JDS Uniphase Corporation           Common    46612J101      41,688      1,000   X                            41,688
KEMET Corporation                  Common    488360108      33,275      2,200   X                            33,275
Kenneth Cole Productions, Inc.     Common    193294105      64,400      1,600   X                            64,400
Key Energy Services, inc.          Common    492914106      82,500      8,000   X                            82,500
KeySpan Energy                     Common    49337W100      80,513      1,900   X                            80,513
Learning Tree International, Inc.  Common    522015106      69,300      1,400   X                            69,300
Lehman Brothers Holdings, Inc.     Common    524908100      94,675      1,400   X                            94,675
Lennar Corporation                 Common    526057104      87,000      2,400   X                            87,000
M.D.C Holdings, Inc.               Common    552676108      79,080      2,400   X                            79,080
Manhattan Assocaites, Inc.         Common    562750109      63,938      1,500   X                            63,938
MasTec, Inc.                       Common    576323109      44,000      2,200   X                            44,000
Mentor Graphics Corporation        Common    587200106      76,825      2,800   X                            76,825
Mercury HW Small Cap Value         Common    58940E100   4,441,807    204,503   X                         4,441,807
Merix Corporation                  Common    590049102      29,425      2,200   X                            29,425
Merrill Lynch & Co., Inc.          Common    590188108      75,006      1,100   X                            75,006
Mid Atlantic Medical Services, Inc Common    59523C107      69,344      3,500   X                            69,344
Millipore Corporation              Common    601073109      75,600      1,200   X                            75,600
Monaco Coach Corporation           Common    60886R103   3,884,175    219,600   X                         3,884,175
M-Systems Flash Disk Pioneers Ltd. Common    2569640        43,206      3,100   X                            43,206
Musicland Stores Corporation       Common    62758B109   2,906,888    234,900   X                         2,906,888
NCO Group, Inc.                    Common    628858102   3,839,400    126,400   X                         3,839,400
Neurogen Corporation               Common    64124E106      77,275      2,200   X                            77,275
Nu Horizons Electronics Corp.      Common    669908105      44,241      4,950   X                            44,241
NVIDIA Corporation                 Common    67066G104      39,319      1,200   X                            39,319
Oakley, Inc.                       Common    673662102      64,800      4,800   X                            64,800
Ocean Energy Inc.                  Common    67481E106      85,138      4,900   X                            85,138
Ocular Sciences, Inc.              Common    675744106   4,261,725    366,600   X                         4,261,725
Office Depot, Inc.                 Common    676220106   2,975,625    414,000   X                         2,975,625
Old Republic Insurance             Common    680223104      95,625      3,000   X                            95,625
Orbotech Ltd.                      Common    2661784        63,431      1,700   X                            63,431
Outback Steakhouse, Inc.           Common    689899102          13          1   X                                13
Oxford Health Plans, Inc.          Common    691471106      71,100      1,800   X                            71,100
Papa John's International, Inc.    Common    698813102   1,966,900     88,400   X                         1,966,900
Patterson Energy, Inc.             Common    703414102      74,500      2,000   X                            74,500
Penton Media, Inc.                 Common    709668107      74,375      2,800   X                            74,375
Pericom Semiconductor Corporation  Common    713831105      88,800      4,800   X                            88,800
Photon Dymanics, Inc.              Common    719364101      56,250      2,500   X                            56,250
Pier 1 Imports, Inc.               Common    720279108      67,031      6,500   X                            67,031
Pittston Brink's Group             Common    725701106      98,750      5,000   X                            98,750
Precision Castparts Corp.          Common    740189105      79,919      1,900   X                            79,919
Providian Financial Corporation    Common    74406A102      97,750      1,700   X                            97,750
Pulte Corporation                  Common    745867101      75,938      1,800   X                            75,938
Quanta Services, Inc.              Common    74762E102      64,375      2,000   X                            64,375
Quest Diagnostics Incorporated     Common    74834L100      78,100        550   X                            78,100
Rainbow Technologies, Inc.         Common    750862104         791         50   X                               791
Reebok International Ltd.          Common    758110100      87,488      3,200   X                            87,488
Regeneron Pharmaceuticals, Inc.    Common    75886F107      63,478      1,800   X                            63,478
RemedyTemp, Inc.                   Common    759549108     649,450     83,800   X                           649,450
Rent-A-Center, Inc.                Common    76009N100      73,692      2,136   X                            73,692
Rightchoice Managed Care, Inc.     Common    76657K101      87,031      2,500   X                            87,031
Rogers Corporation                 Common    775133101      73,913      1,800   X                            73,913
Salton, Inc.                       Common    795757103   2,420,438    117,000   X                         2,420,438
SCP Pool Corporation               Common    784028102      94,697      3,150   X                            94,697
SDL, Inc.                          Common    784076101      62,980        425   X                            62,980
Secure Computing Corporation       Common    813705100      51,350      5,200   X                            51,350
Semitool, Inc.                     Common    816909105      62,000      6,400   X                            62,000
Silicon Storage Technology, Inc.   Common    827057100      42,525      3,600   X                            42,525
Silicon Valley Bancshares          Common    827064106      62,213      1,800   X                            62,213
Silicon Valley Group, Inc.         Common    827066101      80,500      2,800   X                            80,500
Sketchers U.S.A., Inc.             Common    830566105      80,600      5,200   X                            80,600
SLI, Inc.                          Common    78442T108   1,545,644    240,100   X                         1,545,644
Smith International, Inc.          Common    832110100      93,203      1,250   X                            93,203
South Korean Won                   Common    KRW00401    3,636,364  4,600,000   X                         3,636,364
Stein Mart, Inc.                   Common    858375108      58,125      5,000   X                            58,125
Sturm, Ruger & Company, Inc.       Common    864159108   1,149,488    121,800   X                         1,149,488
Sun Microsystems, Inc.             Common    866810104      44,600      1,600   X                            44,600
Sybase, Inc.                       Common    871130100      65,381      3,300   X                            65,381
Technitrol, Inc.                   Common    878555101      74,025      1,800   X                            74,025
Teekay Shipping Corporation        Common    2933795        83,600      2,200   X                            83,600
Tektronix, Inc.                    Common    879131100      87,588      2,600   X                            87,588
TeleTech Holdings, Inc.            Common    879939106      45,938      2,500   X                            45,938
The Buckle, Inc.                   Common    118440106   1,754,494     99,900   X                         1,754,494
The Dress Barn, Inc.               Common    261570105      84,100      2,900   X                            84,100
The Neiman Marcus Group, Inc.      Common    640204202      82,081      2,300   X                            82,081
TMP Worldwide Inc.                 Common    872941109      66,000      1,200   X                            66,000
Toll Brothers, Inc.                Common    889478103      69,381      1,700   X                            69,381
Tollgrade Communications, Inc.     Common    889542106      49,275      1,350   X                            49,275
Tractor Supply Company             Common    892356106     908,650    106,900   X                           908,650
Trendwest Resorts, Inc.            Common    894917103   1,757,700     65,100   X                         1,757,700
Triad Hospitals, Inc.              Common    89579K109      84,663      2,600   X                            84,663
Unisys Corporation                 Common    909214108   2,287,350    156,400   X                         2,287,350
Unit Corporation                   Common    909218109      79,538      4,200   X                            79,538
USG Corporation                    Common    903293405   1,530,000     68,000   X                         1,530,000
Valero Energy Corporation          Common    91913Y100      78,094      2,100   X                            78,094
Varian Inc.                        Common    922206107      71,138      2,100   X                            71,138
Vical Incorporated                 Common    925602104      75,850      4,100   X                            75,850
Vintage Petroleum, Inc.            Common    927460105      88,150      4,100   X                            88,150
VISX, Incorporated                 Common    92844S105     793,250     76,000   X                           793,250
